Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

26.    Subsequent Events

        On February 16, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Together. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

        On February 28, 2012, the Company took delivery of the newbuilding 8,530 TEU vessel, the CMA CGM Melisande. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

        On March 8, 2012, the Company took delivery of the newbuilding 13,100 TEU vessel, the Hyundai Tenacity. The vessel has been deployed on a 12-year time charter with one of the world's major liner companies.

        Between January 13, 2012 and February 2, 2012, the Company issued 40,241 new shares of common stock, to the employees of the Manager and directors of the Company and the Company has agreed to issue in 2012 an additional 609 shares of common stock to employees of the Manager, all in respect of grants made in 2011 as described in Note 21, Stock Based Compensation.